SCHEDULE OF DIVIDENDS (Details) - Series D Preferred Stock [Member] - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Dividends Payable [Line Items]
Distributions Declared		$ 1.17186	$ 2.34372	$ 2.34372
O 2026 M1 Dividends [Member]
Dividends Payable [Line Items]
Distributions Declared
O 2025 M1 Dividends [Member]
Dividends Payable [Line Items]
Distributions Declared		0.19531	0.19531	0.19531
O 2026 M2 Dividends [Member]
Dividends Payable [Line Items]
Distributions Declared
O 2025 M2 Dividends [Member]
Dividends Payable [Line Items]
Distributions Declared		0.19531	0.19531	0.19531
O 2026 M3 Dividends [Member]
Dividends Payable [Line Items]
Distributions Declared
O 2025 M3 Dividends [Member]
Dividends Payable [Line Items]
Distributions Declared		0.19531	0.19531	0.19531
O 2026 M4 Dividends [Member]
Dividends Payable [Line Items]
Distributions Declared
O 2025 M4 Dividends [Member]
Dividends Payable [Line Items]
Distributions Declared		0.19531	0.19531	0.19531
O 2026 M5 Dividends [Member]
Dividends Payable [Line Items]
Distributions Declared
O 2025 M5 Dividends [Member]
Dividends Payable [Line Items]
Distributions Declared		0.19531	0.19531	0.19531
O 2026 M6 Dividends [Member]
Dividends Payable [Line Items]
Distributions Declared
O 2025 M6 Dividends [Member]
Dividends Payable [Line Items]
Distributions Declared		$ 0.19531	0.19531	0.19531
O 2025 M7 Dividends [Member]
Dividends Payable [Line Items]
Distributions Declared			0.19531	0.19531
O 2025 M8 Dividends [Member]
Dividends Payable [Line Items]
Distributions Declared			0.19531	0.19531
O 2025 M9 Dividends [Member]
Dividends Payable [Line Items]
Distributions Declared			0.19531	0.19531
O 2025 M10 Dividends [Member]
Dividends Payable [Line Items]
Distributions Declared			0.19531	0.19531
O 2025 M11 Dividends [Member]
Dividends Payable [Line Items]
Distributions Declared			0.19531	0.19531
O 2025 M12 Dividends [Member]
Dividends Payable [Line Items]
Distributions Declared			$ 0.19531	$ 0.19531